Effect of change in presentation currency - CONSOLIDATED STATEMENT OF FINANCIAL POSITION as previously reported (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Non-current assets
Intangible assets | $		$ 4,104		$ 4,115		$ 1,971		$ 2,139
Property, plant and equipment | $		3,368		3,068		2,512		2,699
Derivative financial instruments | $		7		131				49
Deferred tax assets | $		221		273		194		223
Other non-current assets | $		25		21		15		12
Total non-current assets | $		7,725		7,608		4,692		5,122
Current assets
Inventories | $		1,353		1,186		898		935
Trade and other receivables | $		1,274		1,227		709		840
Derivative financial instruments | $		16		12				2
Cash and cash equivalents | $		823		818		603		526
Total current assets | $		3,466		3,243		2,210		2,303
TOTAL ASSETS | $		11,191		10,851		6,902		7,425
Equity attributable to owners of the parent
Other reserves | $		(76)		309		281		155
Retained earnings | $		(2,967)		(3,462)		(2,866)		(2,761)
Total equity attributable to owners of the parent	€ (2,529)	(3,043)	€ (2,990)	(3,153)	€ (2,374)	(2,585)		(2,606)
Non-controlling interest | $		(99)		3		3		3
TOTAL EQUITY | $		(3,142)		(3,150)		(2,582)		(2,603)
Non-current liabilities
Borrowings | $		10,074		10,224		6,964		7,326
Employee benefit obligations | $		997		954		784		878
Derivative financial instruments | $		301		0				552
Deferred tax liabilities | $		583		732		491
Provisions | $		44		60		52		40
Total non-current liabilities | $		11,999		11,970		8,291		8,796
Current liabilities
Borrowings | $		2		8		8		5
Interest payable | $		107		118		86		101
Derivative financial instruments | $		2		8		8		8
Trade and other payables | $		1,991		1,632		956		976
Income tax payable | $		162		192		83		81
Provisions | $		70		73		52		61
Total current liabilities | $		2,334		2,031		1,193		1,232
TOTAL LIABILITIES | $		14,333		14,001		9,484		10,028
TOTAL EQUITY and LIABILITIES | $		$ 11,191		$ 10,851		$ 6,902		$ 7,425
Previously stated
Non-current assets
Intangible assets	3,422		3,904		1,810		€ 1,762
Property, plant and equipment	2,808		2,911		2,307		2,223
Derivative financial instruments	6		124				40
Deferred tax assets	184		259		178		184
Other non-current assets	21		20		14		10
Total non-current assets	6,441		7,218		4,309		4,219
Current assets
Inventories	1,128		1,125		825		770
Trade and other receivables	1,062		1,164		651		692
Derivative financial instruments	13		11				2
Cash and cash equivalents	686		776		554		433
Total current assets	2,889		3,076		2,030		1,897
TOTAL ASSETS	9,330		10,294		6,339		6,116
Equity attributable to owners of the parent
Other reserves	(325)		(329)		(114)		24
Retained earnings	(2,204)		(2,661)		(2,260)		(2,170)
Total equity attributable to owners of the parent	(2,529)		(2,990)		(2,374)		(2,146)
Non-controlling interest	(92)		2		2		2
TOTAL EQUITY	(2,621)		(2,988)		(2,372)		(2,144)
Non-current liabilities
Borrowings	8,400		9,699		6,397		6,034
Employee benefit obligations	831		905		720		723
Derivative financial instruments	251						455
Deferred tax liabilities	486		694		451
Provisions	37		57		48		33
Total non-current liabilities	10,005		11,355		7,616		7,245
Current liabilities
Borrowings	2		8		7		4
Interest payable	89		112		79		83
Derivative financial instruments	2		8		7		7
Trade and other payables	1,660		1,548		878		804
Income tax payable	135		182		76		67
Provisions	58		69		48		50
Total current liabilities	1,946		1,927		1,095		1,015
TOTAL LIABILITIES	11,951		13,282		8,711		8,260
TOTAL EQUITY and LIABILITIES	€ 9,330		€ 10,294		€ 6,339		€ 6,116